December 10, 2004                                          Jason P. Pogorelec
                                                           (617) 951-7415






VIA EDGAR

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Attn:  Valerie Lithotomos

         Re: Columbia Newport Tiger Fund (the "Fund"), a series of Columbia Funds Trust VII (the "Trust") - Selective Review of Post-Effective Amendment No. 31 to the Registration Statement of the Trust on Form N-1A (File Nos. 33-41559 and 811-6347) (the "Post-Effective Amendment")

Dear Ms. Lithotomos:

We are filing today via EDGAR the Post-Effective Amendment of the Trust relating to the Fund pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the "1933 Act").

As you discussed with Brian D. McCabe, the Post-Effective Amendment contains disclosures responding to recent revisions to Items 4(d) (portfolio holdings disclosure) (see prospectus back cover and "Disclosure of Portfolio Information" in the Statement of Additional Information), 6(a)(1) (fair valuation) (see
"Other Information about Your Account - How the Fund's share price is determined" in the prospectus), and 6(e) (frequent trading) (see "Fund Policy on Trading of Fund Shares" in the prospectus). We also note that the Post-Effective Amendment contains information relating to breakpoints (see "Sales Charges - Reduced charges for larger investments" in the prospectus) and compensation of intermediaries (see "Distribution and Service Fees - Additional intermediary compensation" in the prospectus). We do not believe that the Post-Effective Amendment contains disclosures, other than the disclosures noted in this paragraph, that would render the Post-Effective Amendment ineligible to become effective under Rule 485(b) under the Securities Act of 1933, as amended.


As you and Brian McCabe also discussed, the Fund hopes to file an acceleration request on or before December 31, 2004 requesting that effectiveness of the Post-Effective Amendment be accelerated to January 3, 2005. Please direct any comments on the Post-Effective Amendment to me, at One International Place, Boston, MA 02110, (617) 951-7415; or Vincent Pietropaolo, Esq. at Bank of America, One Financial Center, Boston, MA 02110, (617) 772-3698. We greatly appreciate your attention to this matter.

Sincerely,




/s/ Jason P. Pogorelec
Jason P. Pogorelec


cc:     Vincent Pietropaolo, Esq.
        Brian D. McCabe, Esq.